UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21050

Name of Fund: BlackRock New Jersey Municipal Bond Trust (BLJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock New
Jersey Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 05/31/2010

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2010 (Unaudited)

BlackRock New Jersey Municipal Bond Trust (BLJ)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey — 129.7%
Corporate — 14.1%
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project,
7.00%, 11/15/30	$ 2,335	$ 2,326,617
Disposal, Waste Management of
New Jersey, Series A, Mandatory
Put Bonds, 5.30%, 6/01/15	1,000	1,080,360
New Jersey EDA, Refunding RB, New
Jersey American Water Co., Series A,
AMT, 5.70%, 10/01/39	475	488,538
Port Authority of New York & New Jersey,
RB, Continental Airlines, Inc. and
Eastern Air Lines, Inc. Project,
LaGuardia, AMT, 9.13%, 12/01/15	110	110,170
Salem County Utilities Authority,
Refunding RB, Atlantic City Electric,
Series A, 4.88%, 6/01/29	750	763,680
4,769,365
County/City/Special District/School District — 13.2%
City of Vineland New Jersey, GO,
Refunding, Electric Utilities, AMT
(NPFGC):
5.30%, 5/15/29	1,000	1,001,280
5.38%, 5/15/32	1,500	1,502,130
Essex County Improvement Authority,
Refunding RB, Project Consolidation
(NPFGC), 5.50%, 10/01/29	790	907,947
Hudson County Improvement Authority,
RB, Harrison Parking Facility Project,
Series C (AGC), 5.38%, 1/01/44	800	856,456
Middlesex County Improvement
Authority, RB, Subordinate, Heldrich
Center Hotel, Series B, 6.25%,
1/01/37	560	103,549
Salem County Improvement Authority,
RB, Finlaw Street Office Building
(AGM), 5.25%, 8/15/38	100	100,051
4,471,413
Education — 15.9%
New Jersey EDA, RB, School Facilities
Construction:
Series CC-2, 5.00%, 12/15/31	500	530,815
Series S, 5.00%, 9/01/36	280	289,394
New Jersey Educational Facilities
Authority, RB:
Georgian Court College Project,
Series C, 6.50%, 7/01/13 (a)	630	735,853
Montclair State University, Series J,
5.25%, 7/01/38	180	188,069

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Educational Facilities
Authority, Refunding RB:
College of New Jersey, Series D
(AGM), 5.00%, 7/01/35	$ 1,010	$ 1,050,844
Farleigh Dickinson University,
Series C, 6.00%, 7/01/20	1,000	1,027,610
Georgian Court University, Series D,
5.00%, 7/01/33	150	144,620
University of Medicine & Dentistry,
Series B, 7.50%, 12/01/32	450	518,445
New Jersey Higher Education Assistance
Authority, Refunding RB, Series 1A:
5.00%, 12/01/25	165	170,679
5.00%, 12/01/26	125	128,621
5.13%, 12/01/27	300	309,918
5.25%, 12/01/32	300	306,759
5,401,627
Health — 28.0%
New Jersey EDA, RB, First Mortgage,
Lions Gate Project, Series A:
5.75%, 1/01/25	150	133,269
5.88%, 1/01/37	265	222,285
New Jersey EDA, Refunding RB:
First Mortgage, Winchester,
Series A, 5.80%, 11/01/31	1,000	995,090
Seabrook Village, Inc. Facility,
5.25%, 11/15/26	470	403,899
New Jersey Health Care Facilities
Financing Authority, RB:
Health System, Catholic Health
East, Series A, 5.38%, 11/15/12 (a)	2,000	2,217,340
Hospital Asset Transformation
Program, Series A, 5.25%,
10/01/38	500	505,345
Meridian Health, Series I (AGC),
5.00%, 7/01/38	250	253,645
South Jersey Hospital, 6.00%,
7/01/12 (a)	1,500	1,663,455
Virtua Health (AGC), 5.50%,
7/01/38	400	426,180
New Jersey Health Care Facilities
Financing Authority, Refunding RB:
Atlantic City Medical System,
5.75%, 7/01/25	1,110	1,135,130
CAB, St. Barnabas Health, Series B,
5.90%, 7/01/30 (b)	500	110,640
CAB, St. Barnabas Health, Series B,
5.69%, 7/01/36 (b)	3,600	481,608

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	EDA	Economic Development Authority
AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds
AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
AMT	Alternative Minimum Tax (subject to)	RB	Revenue Bonds
CAB	Capital Appreciation Bonds	S/F	Single- Family
COP	Certificates of Participation

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST

MAY 31, 2010

1

Schedule of Investments (continued) BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities
Financing Authority, Refunding RB
(concluded):
CAB, St. Barnabas Health, Series B,
5.75%, 7/01/37 (b)	$ 3,600	$ 444,708
South Jersey Hospital, 5.00%,
7/01/46	500	480,460
9,473,054
Housing — 9.8%
New Jersey State Housing & Mortgage
Finance Agency, RB:
S/F Housing, Series CC, 5.00%,
10/01/34	560	565,947
Series A, 4.75%, 11/01/29	370	369,985
Series AA, 6.38%, 10/01/28	980	1,086,065
Series AA, 6.50%, 10/01/38	365	399,595
New Jersey State Housing & Mortgage
Finance Agency, Refunding RB, S/F
Housing, Series T, AMT, 4.70%,
10/01/37	250	237,515
Newark Housing Authority, RB, South
Ward Police Facility (AGC):
5.75%, 12/01/30	180	194,933
6.75%, 12/01/38	405	463,061
3,317,101
State — 28.7%
Garden State Preservation Trust, RB,
CAB, Series B (AGM), 5.24%,
11/01/27 (b)	4,000	1,818,320
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A
(NPFGC), 5.25%, 7/01/24	500	538,255
Motor Vehicle Surcharge, Series A
(NPFGC), 5.25%, 7/01/25	500	535,625
Newark Downtown District
Management Corp., 5.13%,
6/15/37	250	215,250
School Facilities Construction,
Series Z (AGC), 5.50%, 12/15/34	1,000	1,098,860
School Facilities Construction,
Series Z (AGC), 6.00%, 12/15/34	1,000	1,136,810
New Jersey EDA, Refunding RB, School
Facilities Construction, Series AA,
5.50%, 12/15/29	500	553,650
New Jersey EDA, Special Assessment
Bonds, Refunding, Kapkowski Road
Landfill Project, 6.50%, 4/01/28	2,250	2,465,685
New Jersey Transportation Trust Fund
Authority, RB, Transportation System:
CAB, Series C (AGM), 4.84%,
12/15/32 (b)	1,250	359,500
Series A, 6.00%, 12/15/38	500	558,730

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
State (concluded)
New Jersey Transportation Trust Fund
Authority, RB, Transportation System
(concluded):
Series A (AGC), 5.63%, 12/15/28 $	200	$ 224,250
State of New Jersey, COP, Equipment
Lease Purchase, Series A, 5.25%,
6/15/28	200	210,436
9,715,371
Tobacco — 1.3%
Tobacco Settlement Financing Corp.
New Jersey, Refunding RB, Series 1A,
4.50%, 6/01/23 480 448,522
Transportation — 17.6%
New Jersey State Turnpike Authority, RB,
Series E, 5.25%, 1/01/40	1,000	1,053,640
New Jersey Transportation Trust Fund
Authority, RB, Transportation System,
Series A, 5.88%, 12/15/38	460	507,891
Port Authority of New York & New Jersey,
RB, Consolidated:
125th Series (AGM), 5.00%,
4/15/32	1,500	1,538,220
126th Series, AMT (NPFGC), 5.25%,
5/15/37	2,250	2,275,582
Port Authority of New York & New Jersey,
Refunding RB, Consolidated, 152nd
Series, AMT, 5.75%, 11/01/30	525	570,770
5,946,103
Utilities — 1.1%
Cumberland County Improvement
Authority, RB, Series A, 5.00%,
1/01/30	195	194,990
Rahway Valley Sewerage Authority, RB,
CAB, Series A (NPFGC), 4.40%,
9/01/33 (b)	650	171,633
366,623
Total Municipal Bonds in New Jersey 43,909,179
Multi-State — 6.5%
Housing — 6.5%
Centerline Equity Issuer Trust, 7.20%,
11/15/52 (c)(d)	2,000	2,190,600
Total Municipal Bonds in Multi-State		2,190,600
Puerto Rico — 13.1%
Housing — 2.1%
Puerto Rico Housing Finance Authority,
Refunding RB, Subordinate, Capital
Fund Modernization, 5.13%,
12/01/27	715	720,634

2 BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST

MAY 31, 2010

Schedule of Investments (continued) BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
State — 5.5%
Puerto Rico Commonwealth
Infrastructure Financing Authority, RB,
CAB, Series A (AMBAC) (b):
4.36%, 7/01/37	$ 1,750	$ 277,953
4.53%, 7/01/43	1,000	102,550
Puerto Rico Public Buildings Authority,
Refunding RB, Government Facilities,
Series M-3 (NPFGC), 6.00%, 7/01/27	425	455,311
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 5.75%,
8/01/37	970	1,031,740
1,867,554
Transportation — 3.2%
Puerto Rico Highway & Transportation
Authority, Refunding RB, Series CC
(AGC), 5.50%, 7/01/31 1,000 1,093,560
Utilities — 2.3%
Puerto Rico Electric Power Authority, RB,
Series WW, 5.50%, 7/01/38 750 768,653
Total Municipal Bonds in Puerto Rico 4,450,401
Total Municipal Bonds – 149.3% 50,550,180
Municipal Bonds Transferred to Tender
Option Bond Trusts (e)
New Jersey — 1.9%
Transportation — 1.9%
Port Authority of New York & New Jersey,
Refunding RB, Consolidated, 152nd
Series, AMT, 5.25%, 11/01/35 630 645,760
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 1.9% 645,760
Total Long-Term Investments
(Cost – $50,525,416) – 151.2% 51,195,940
Short-Term Securities Shares
CMA New Jersey Municipal Money
Fund, 0.04% (f)(g) 1,425,472 1,425,472
Total Short-Term Securities
(Cost – $1,425,472) – 4.2%		1,425,472

Value
Total Investments
(Cost – $51,950,888*) – 155.4%	$ 52,621,412
Other Assets Less Liabilities – 1.3%	430,696
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (1.2)%	(419,877)
Preferred Shares, at Redemption Value – (55.5)%	(18,776,645)
Net Assets Applicable to Common Shares – 100.0%	$ 33,855,586

* The cost and unrealized appreciation (depreciation) of investments as of

May 31, 2010, as computed for federal income tax purposes, were as

Aggregate follows: cost	$ 51,609,581
Gross unrealized appreciation	$ 2,550,813
Gross unrealized depreciation	(1,958,765)
Net unrealized appreciation	$ 592,048

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated
maturity.
(e) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(f) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares Held		Shares Held
	at August		at May 31,
Affiliate	31, 2009	Net Activity	2010	Income
CMA New Jersey
Municipal
Money Fund	650,601	774,871	1,425,472	$253
(g) Represents the current yield as of report date.

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST

MAY 31, 2010

3

Schedule of Investments (concluded)

BlackRock New Jersey Municipal Bond Trust (BLJ)

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-annual report

The following table summarizes the inputs used as of May 31, 2010 in determining the fair valuation of the Trust's investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments[1]	—	$ 51,195,940	—	$ 51,195,940
Short-Term
Securities	$ 1,425,472	—	—	1,425,472
Total	$ 1,425,472	$ 51,195,940	—	$ 52,621,412

1 See above Schedule of Investments for values in each sector.

4 BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST

MAY 31, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Bond Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock New Jersey Municipal Bond Trust

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Bond Trust

Date: July 23, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Municipal Bond Trust

Date: July 23, 2010